CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Oil and natural gas sales	$ 10,343	$ 12,585
Operating expenses:
Lease operating expenses	216,920	185,100
Production taxes	744	906
General and administrative	5,340,621	4,137,001
Impairment expense	5,373,207	56,186,313
Total operating expenses	10,931,492	60,509,320
Other income (expense)
Property fee received	360,000
Proceeds from legal settlement		872,268
Administration income		10,000
Total other income	360,000	882,268
Loss before income taxes	(10,561,149)	(59,614,467)
Provision for income taxes
Net loss	$ (10,561,149)	$ (59,614,467)
Loss per common share:
Basic and Diluted	$ (0.04)	$ (0.24)
Weighted average number of common shares outstanding:
Basic and Diluted	264,270,508	251,253,281